Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000025443
Account Value [Line Items]
Line Graph and Table Measure Name		Longleaf Partners Fund
Accumulated Value	$ 10,000		$ 12,072	$ 13,945	$ 11,438	$ 13,132	$ 14,515	$ 17,937	$ 13,767	$ 17,139	$ 18,648	$ 19,194
C000117771
Account Value [Line Items]
Line Graph and Table Measure Name		Longleaf Partners Global Fund
Accumulated Value	10,000		12,043	15,214	12,756	15,355	15,903	17,207	13,053	15,987	17,666	20,620
C000025444
Account Value [Line Items]
Line Graph and Table Measure Name		Longleaf Partners Small-Cap Fund
Accumulated Value	10,000		12,048	13,131	12,275	14,687	15,296	17,006	13,728	16,495	18,094	19,462
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	10,000		10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	31,532
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		12,131	13,908	12,376	15,535	18,636	21,397	17,024	19,906	22,203	25,047
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000		11,734	13,337	12,235	15,482	15,915	19,919	18,418	20,529	23,478	27,213
MSCI World Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index
Accumulated Value	10,000		11,233	13,154	11,736	14,288	14,122	17,221	16,098	17,951	20,010	24,171
FTSE Developed Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Developed Index
Accumulated Value	10,000		10,755	13,248	12,039	15,322	17,790	21,503	17,599	21,754	25,610	31,309
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000		13,174	14,207	12,379	15,151	15,853	20,335	17,390	19,937	21,543	24,256
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 11,274	$ 13,656	$ 12,940	$ 16,954	$ 20,495	$ 25,754	$ 20,808	$ 26,209	$ 32,448	$ 38,012